Annual Total Returns- Alger Emerging Markets Fund - I (Class I Shares) [BarChart] - Class I Shares - Alger Emerging Markets Fund - AC - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(24.00%)	20.04%	4.23%	(5.02%)	(7.61%)	2.43%	38.69%	(21.82%)	21.96%	37.17%